Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments

Note	19	Investments

PotashCorp holds interests in associates and joint ventures, the most significant being Canpotex. The company’s most significant investment accounted for as available-for-sale is Sinofert. The company’s significant investments in SQM, APC and ICL were classified as held for sale at December 31, 2017.

Investments Held for Sale and Discontinued Operations

Accounting Policies	Accounting Estimates and Judgments

The company classifies assets and liabilities as held for sale if it is highly probable that the carrying value will be recovered through a sale transaction within one year rather than through continuing use.

The company’s significant policies include:

• cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;

• measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets (including investments classified as available-for-sale);

• recognition of impairment losses on the statement of operations for equity-accounted investees when fair value less costs to sell is below the carrying amount;

• reversal of impairment losses for equity-accounted investees if the recoverable amount subsequently exceeds the carrying amount;

• unrealized gains and losses on remeasurement of available-for-sale investments are recorded, net of related income taxes, to OCI;

• dividends received are recorded on the statement of operations; and

• discontinued operations represent a component of the company’s business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations.

Estimation is used to determine fair value less cost to sell.

Judgment is used in determining if objective evidence of impairment exists, and if so, the amount of impairment.

Judgment is used to assess highly probable and the date when equity accounting ceases.

Judgment is also used in determining if the discontinued operations are a component of the company.

The company’s investments in SQM at December 1, 2017, and ICL and APC at December 31, 2017, were classified as held for sale and as discontinued operations, due to regulatory requirements to dispose of these investments, as discussed in Note 32. Share of earnings, dividend income and income tax recovery (expense) pertaining to these investments were reclassified from operating income and income tax recovery (expense) to net income from discontinued operations on the consolidated statements of income. The company is actively seeking buyers for its investments in SQM and APC and expects to complete the sales in 2018. On January 24, 2018, the company completed the sale of its equity interests in ICL through a private secondary offering for net proceeds of $685, resulting in a loss on disposal of $19, net of income taxes of $NIL.

Supporting Information

Assets and liabilities held for sale as at December 31 were comprised of:

	2017	2016

Assets
Equity-accounted investees [1]	$1,146	$–
Available-for-sale investment [2]	708	–
Current tax asset	4	–

Assets held for sale	$1,858	$–

Liabilities

Deferred income tax liabilities	$36	$–

[1] SQM and APC.

[2] ICL.

Net income from discontinued operations was comprised of:

	2017	2016	2015

Share of earnings of equity-accounted investees	$151	$92	$112
Dividend income	24	31	48
Income tax (expense) recovery	(2)	1	(5)

Net income from discontinued operations	$173	$124	$155

	2017	2016	2015

Net income per share from discontinued operations
Basic	$0.21	$0.15	$0.18
Diluted	$0.21	$0.14	$0.18

Cash flows from discontinued operations were comprised of:

	2017	2016	2015

Dividends from discontinued operations [1]	$176	$195	$127

[1] Dividends from discontinued operations are classified as cash provided by operating activities.

Assets held for sale as at December 31 were comprised of:

	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held			Quoted Fair Value [1]		Carrying Amount
Name			2017		2016 [2]	2017	2016 [2]	2017	2016 [2]
SQM	Chemicals & Mining	Chile	32%	[3]	–	$4,645	$–	$784	$–
APC	Mining	Jordan	28%		–	543	–	362	–
ICL	Fertilizer & Specialty Chemicals	Israel	14%		–	708	–	708	–

								$1,854	$–

[1] The quoted market value (fair value) was based on unadjusted quoted prices in active markets (Level 1).

[2] Investments in SQM, APC and ICL were classified as held for sale in 2017.

[3] Due to provisions in SQM’s bylaws, the company holds proportional voting rights of 28 percent.

Investments in Equity-Accounted Investees

Accounting Policies	Accounting Estimates and Judgments

Investments in which the company exercises significant influence (but does not control) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee. Such investees that are not jointly controlled are referred to as associates. All investees the company jointly controls are classified and accounted for as joint ventures, which are also accounted for using the equity method. These associates and joint ventures follow similar accounting principles and policies to PotashCorp.

The company’s significant policies include:

• its proportionate share of any net income or losses from investees, and any gain or loss on disposal, are recorded in net income;

• its proportionate share of post-acquisition movements in OCI is recognized in the company’s OCI;

• the cumulative post-acquisition movements in net income and OCI are adjusted against the carrying amount of the investment; dividends received reduce the carrying amount of the company’s investment;

• an impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or a significant or prolonged decline in the fair value of the investment below its carrying amount. An impairment loss is recorded when the recoverable amount[1] becomes lower than the carrying amount; and

• impairment losses are reversed if the recoverable amount subsequently exceeds the carrying amount.

[1] The higher of value in use and fair value less costs to sell.

Judgment is necessary in determining when significant influence (power to participate in the financial and operating policy decisions of the investee but not control or joint control over those policies) exists.

Judgment is also used in determining if objective evidence of impairment exists, and if so, the amount of impairment.

Supporting Information

Equity-accounted investees as at December 31 were comprised of:

Name	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held				Quoted Fair Value [1]				Carrying Amount
			2017		2016		2017		2016		2017	2016
SQM [2]	Chemicals & Mining	Chile	–		32%	[3]	$–		$2,228		$–	$781
APC [2]	Mining	Jordan	–		28%		–		618		–	362
Canpotex	Marketing & Logistics	Canada	33%	[4]	33%		n/a	[5]	n/a	[5]	–	–
Other associates and joint ventures											30	30

Total equity-accounted investees											$30	$1,173

[1] The quoted market value (fair value) was based on unadjusted quoted prices in active markets (Level 1).

[2] Investments in SQM and APC were classified as held for sale at December 31, 2017.

[3] Due to provisions in SQM’s bylaws, the company holds proportional voting rights of 28 percent.

[4] Upon closing of the Merger on January 1, 2018 as described in Note 32, Nutrien’s interest in Canpotex is 50% and the classification of the investment changed from an associate to a joint venture. The equity method is required for both associates and joint ventures, therefore, there is no change in the accounting for Canpotex.

[5] Canpotex is a private company and there is no quoted market price available for the shares.

Aggregated financial information of the company’s proportionate interest in equity-accounted investees for the year ended December 31 was as follows:

	Associates			Joint Ventures
	2017	2016 [1]	2015 [1]	2017	2016	2015

Income from continuing operations and net income	$–	$–	$–	$9	$6	$8
Other comprehensive income	–	–	–	–	–	–
Total comprehensive income	–	–	–	9	6	8

[1] Certain amounts have been reclassified as a result of investments in SQM and APC being classified as discontinued operations in 2017.

Additional aggregated financial information of all the company’s equity-accounted investees, including the discontinued operations of SQM and APC, are set out below. The financial information represents an aggregation of full amounts shown in each associate’s and joint venture’s financial statements prepared in accordance with IFRS as at and for the year ended December 31, as applicable.

	2017	2016

Current assets	$3,581	$3,762
Non-current assets	2,869	2,885
Current liabilities	1,235	1,292
Non-current liabilities	1,751	1,730
Non-controlling interest	60	61

	2017	2016	2015

Sales	$5,509	$4,739	$5,892
Gross profit	992	811	900
Income from continuing operations and net income	573	382	419

Dividends received from equity-accounted investments in 2017 were $6 (2016 – $6, 2015 – $7). Dividends received from SQM and APC are included in dividends from discontinued operations on Page 91.

Available-for-Sale Investments

Accounting Policies	Accounting Estimates and Judgments

The fair value of investments designated as available-for-sale is recorded in the consolidated statements of financial position, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

The company’s significant policies include:

• the cost of investments sold is based on the weighted average method;

• realized gains and losses on these investments are removed from AOCI and recorded in net income; and

• the company assesses at the end of each reporting period whether there is objective evidence of impairment. A significant or prolonged decline in the fair value of the investment below its cost would be evidence that the asset is impaired. If objective evidence of impairment exists, the impaired amount (i.e., the unrealized loss) is recognized in net income; any subsequent reversals of a previous impairment would be recognized in OCI and not net income. Any subsequent decline in the fair value below the carrying amount at the impairment date would represent a further impairment to be recognized in net income.

See Note 29 for a description of how the company determines fair value for its investments.

The company’s 22 percent ownership of Sinofert does not constitute significant influence and its investment is therefore accounted for as available-for-sale.

The determination of when an investment is impaired, and if so, the amount of impairment, requires judgment. In making this judgment, the company evaluates, among other factors, the duration and extent to which the fair value of the investment is less than its cost at each reporting period-end.

Supporting Information

Available-for-sale investments as at December 31 were as follows:

	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held		Fair Value and Carrying Amount
Name			2017	2016	2017	2016

ICL [1]	Fertilizer & Specialty Chemicals	Israel	–	14%	$–	$725
Sinofert	Fertilizer Supplier & Distributor	China/Bermuda	22%	22%	258	212
Other					4	3

					$262	$940

[1] Investment in ICL was classified as held for sale in 2017.

As at December 31, 2017, the net unrealized loss on these investments was $320 (2016 – $346).

During 2012, the company concluded its investment in Sinofert was impaired due to the significance by which fair value was below cost. During 2014 and 2016, the company concluded its investment in Sinofert was further impaired due to the fair value declining below the carrying amount of $238 and $200, respectively at the previous impairment dates. As a result, impairment losses of $341, $38 and $10 were recognized in net income during 2012, 2014 and 2016, respectively. No impairment loss was recognized in income during 2017. The fair value was determined by reference to the market value of Sinofert shares on the Hong Kong Stock Exchange.

Changes in fair value, and related accounting, for the company’s investment in Sinofert since December 31, 2014 were as follows:

			Impact of Unrealized Loss on:
	Fair Value	Unrealized (Loss) Gain	OCI and AOCI	Net Income and Retained Earnings

Balance – December 31, 2014	$252	$(327)	$52	$(379)
Increase in fair value during the year	14	14	14	–

Balance – December 31, 2015	$266	$(313)	$66	$(379)
Decrease in fair value and recognition of impairment	$(76)	$(76)	$(66)	$(10)
Increase in fair value subsequent to recognition of impairment	22	22	22	–

Balance – December 31, 2016	$212	$(367)	$22	$(389)
Increase in fair value during the year	46	46	46	–

Balance – December 31, 2017	$258	$(321)	$68	$(389)